Related Party Transactions - Summary of Related Party Transactions and Balances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Related Party Transactions [Abstract]
CEHL, accounts receivable	$ 1,026
CEHL, other current assets	624
CEHL, accounts payable	292
CEHL, note payable-related party	6,496	6,496
CEHL, accrued expenses	804
CEHL, long-term note payable-related party	872
CEHL, total operating (income) and expenses	(1,167)
CEHL, other expense, net	$ 99